Basis of preparation	14 Months Ended
Dec. 31, 2022
List Of Accounting Policies [Abstract]
Basis of preparation	Basis of preparation
2.1 Statement of compliance
On December 21, 2022, the Company announced a change in its financial year end from October 31 to December 31. The change is being made to better align Li-Cycle’s financial reporting calendar with peer group companies. As a result, the Company has prepared these condensed consolidated financial statements for the two-month period from November 1, 2022 through December 31, 2022. The Company’s next financial year will cover the period from January 1, 2023 to December 31, 2023. These financial statements do not include all the notes required in annual financial statements.

These condensed consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") under International Accounting Standard (IAS) 34 - Interim Financial Reporting. Except as described below, these condensed consolidated financial statements were prepared using the same basis of presentation, accounting policies and methods of computation as set forth in Note 2, Significant accounting policies in the Company's consolidated financial statements for the year ended October 31, 2022.

These condensed consolidated financial statements were approved and authorized for issue by the Board of Directors on March 30, 2023.

2.2 Basis of measurement
These condensed consolidated financial statements have been prepared on a going concern basis, using historical cost basis, except for financial assets and liabilities that have been measured at amortized cost or fair value through profit and loss.
2.3 Basis of consolidation
These condensed consolidated financial statements include the financial information of the Company and its subsidiaries. The Company’s subsidiaries are entities controlled by the Company. Control exists when the Company has power over an investee, when the Company is exposed, or has rights, to variable returns from the investee and when the Company has the ability to affect those returns through its power over the investee. The subsidiaries are included in the condensed consolidated financial statements of the Company from the effective date of incorporation up to the effective date of disposition or loss of control. In assessing control, potential voting rights that are presently exercisable or convertible is taken into account. The accounting policies of subsidiaries are aligned with policies adopted by the Company.

The Company’s principal subsidiaries and their geographic location as at December 31, 2022 are set forth in the table below:

Company	Location	Ownership interest
Li-Cycle Corp.	Ontario, Canada	100%
Li-Cycle Americas Corp.	Ontario, Canada	100%
Li-Cycle U.S. Holdings Inc.	Delaware, U.S.	100%
Li-Cycle Inc.	Delaware, U.S.	100%
Li-Cycle North America Hub, Inc.	Delaware, U.S.	100%
Li-Cycle Europe AG	Switzerland	100%
Li-Cycle APAC PTE. LTD.	Singapore	100%
Li-Cycle Germany GmbH	Germany	100%
Li-Cycle Norway AS	Norway	67%
Intercompany transactions, balances and unrealized gains/losses on transactions between the Company and its subsidiaries have been eliminated.
2.4 Presentation currency
These condensed consolidated financial statements are presented in U.S. dollars, which is the Company's functional currency. All figures are presented in millions of U.S. dollars unless otherwise specified.
2.5 Comparative figures
Certain of the comparative figures have been reclassified to conform to the financial statement presentation adopted in the current year.
2.6 Foreign currencies
The reporting and functional currency of the Company is the U.S. dollar. Transactions in currencies other than the U.S. dollar are recorded at the rates of exchange prevailing on the dates of transactions. At the end of each reporting period, monetary assets and liabilities that are denominated in foreign currencies are translated at the rates prevailing at that date.
2.7 Recently adopted IFRS Standards
In September 2020, the IASB issued an amendment to IFRS 3 - Business Combinations to refer to the 2018 Conceptual Framework instead of the 1989 Conceptual Framework. The amendment also includes a requirement that, for obligations within the scope of IAS 37- Provisions, Contingent Liabilities and Contingent Assets ("IAS 37"), an acquirer applies IAS 37 to determine whether at the acquisition date a present obligation exists as a result of past events. For a levy that would be within the scope of IFRIC 21 Levies, the acquirer applies IFRIC 21 to determine whether the obligating event that gives rise to a liability to pay the levy has occurred by the acquisition date. Finally, the amendment added an explicit statement that an acquirer does not recognize contingent assets acquired in a business combination.

The amendment is effective for business combinations for which the date of acquisition is on or after the beginning of the first annual period beginning on or after 1 January 2022. The application of this amendment did not have an impact on the Company's condensed consolidated financial statements.

In September 2020, the IASB issued an amendment to IAS 37 - Provisions, Contingent Liabilities and Contingent Assets. The amendment specifies that the cost of fulfilling a contract consists of both the incremental costs of fulfilling that contract and an allocation of other costs that relate directly to fulfilling contracts. The amendment applies to contracts for which the entity has not yet fulfilled all its obligations at the beginning of the annual reporting period in which the entity first applies the amendments. Comparatives are not restated. Instead, the entity shall recognize the cumulative effect of initially applying the amendment as an adjustment to the opening balance of retained earnings or other component of equity, as appropriate, at the date of initial application.

The amendment is effective for annual periods beginning on or after 1 January 2022. The application of this amendment did not have an impact on the Company's condensed consolidated financial statements.

2.8 New and revised IFRS Standards issued but not yet effective
At the date of authorization of these financial statements, the Company has not applied the following new and revised IFRS Standards that have been issued but are not yet effective.

New/Revised Standard	Description
IFRS 17 (including the December 2021 amendments to IFRS 17)	Insurance Contracts
Amendments to IAS 1	Disclosure of Accounting Policies and Classifying liabilities as current or non-current
Amendments to IAS 8	Definition of Accounting Estimates
Amendments to IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction
Amendments to IFRS 16	Lease liability in a sale & leaseback
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
The adoption of the IFRS Standards listed above are not expected to have a material impact on the financial statements of the Company in future periods.
The following amendment will not have a material impact on the numbers disclosed on the financial statements, but would impact and change wording in certain disclosures.

Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgments - Disclosure of Accounting Policies
These amendments change the requirements in IAS 1 with regard to disclosure of accounting policies. The amendments replace all instances of the term ‘significant accounting policies’ with ‘material accounting policy information’. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements.
The supporting paragraphs in IAS 1 are also amended to clarify that accounting policy information that relates to immaterial transactions, other events or conditions is immaterial and need not be disclosed. Accounting policy information may be material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial. However, not all accounting policy information relating to material transactions, other events or conditions is itself material.
The amendments to IAS 1 and IFRS practice statements 2 are effective for annual periods beginning on or after 1 January 2023, with earlier application permitted and are applied prospectively. The Company is assessing the potential impact of these amendments.